DEFERRED INCOME TAX (Changes in deferred income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax [Abstract]
At the beginning of the year	$ (187,782)	$ (239,740)
Translation differences	(69)	(36)
Effect of changes in tax law (note 10)	(9,117)	0	$ 16,979
Credits directly to other comprehensive income	(14,158)	12,100
Deferred tax credit (note 10)	185,655	39,894
At the end of the year	$ (25,471)	$ (187,782)	$ (239,740)